UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Chief Financial Officer
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California             5/15/12
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  32
Form 13F Information Table Value Total:  $8,147,234
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners, L.P.

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE INC  COM      007974108      369,224  14,422,800   SH            DEFINED        1          14,422,800
------------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE INC  COM      007974108       33,009   1,289,400   SH            DEFINED        2           1,289,400
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP         COM      131347304    1,214,011  70,541,012   SH            DEFINED        1          70,541,012
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP         COM      131347304       46,417   2,697,096   SH            DEFINED        2           2,697,096
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL
CORP                 COM      228227104      884,889  16,589,590   SH            DEFINED        1          16,589,590
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL
CORP                 COM      228227104       38,261     717,300   SH            DEFINED        2             717,300
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO CL A     512815101      580,236  17,902,984   SH            DEFINED        1          17,902,984
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO CL A     512815101       23,845     735,730   SH            DEFINED        2             735,730
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL A     530555101      329,929   6,588,040   SH            DEFINED        1           6,588,040
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL A     530555101       23,767     474,579   SH            DEFINED        2             474,579
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.  CL C     530555309    1,092,612  22,815,039   SH            DEFINED        1          22,815,039
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL C     530555309       31,531     658,408   SH            DEFINED        2             658,408
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATLS INC            COM      573284106      337,342   3,939,535   SH            DEFINED        1           3,939,535
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATLS INC            COM      573284106       12,904     150,700   SH            DEFINED        2             150,700
------------------------------------------------------------------------------------------------------------------------------------
OASIS PETROLEUM,
INC.                 COM      674215108      283,856   9,207,149   SH            DEFINED        1           9,207,149
------------------------------------------------------------------------------------------------------------------------------------
OASIS PETROLEUM,
INC.                 COM      674215108        9,520     308,800   SH            DEFINED        2             308,800
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
PETROQUEST ENERGY
INC                  COM      716748108       46,168   7,519,184   SH            DEFINED        1           7,519,184
------------------------------------------------------------------------------------------------------------------------------------
PETROQUEST ENERGY
INC                  COM      716748108        1,757     286,200   SH            DEFINED        2             286,200
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO   COM      723787107    1,045,985   9,373,464   SH            DEFINED        1           9,373,464
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO   COM      723787107       34,398     308,250   SH            DEFINED        2             308,250
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER
RESOURCES INC        COM      74837R104      117,489  23,311,254   SH            DEFINED        1          23,311,254
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER
RESOURCES INC        COM      74837R104        8,436   1,673,900   SH            DEFINED        2           1,673,900
------------------------------------------------------------------------------------------------------------------------------------
THE CHARLES SCHWAB
CORP.                COM      808513105      563,903  39,241,687   SH            DEFINED        1          39,241,687
------------------------------------------------------------------------------------------------------------------------------------
THE CHARLES SCHWAB
CORP.                COM      808513105       23,420   1,629,800   SH            DEFINED        2           1,629,800
------------------------------------------------------------------------------------------------------------------------------------
VISA, INC.           COM      92826C839      835,529   7,080,754   SH            DEFINED        1           7,080,754
------------------------------------------------------------------------------------------------------------------------------------
VISA, INC.           COM      92826C839       34,550     292,800   SH            DEFINED        2             292,800
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP COM      76116A108      108,263   9,513,410   SH            DEFINED        1           9,513,410
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP COM      76116A108        3,732     327,900   SH            DEFINED        2             327,900
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP WARRANTS 76116A116       11,846   8,169,525   SH            DEFINED        1           8,169,525
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP WARRANTS 76116A116          406     279,753   SH            DEFINED        2             279,753
------------------------------------------------------------------------------------------------------------------------------------